Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Ordinary shares, par value (in Dollars per share and Dollars per share)	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized (in Shares)	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued (in Shares)	62,443,750	62,443,750
Ordinary shares, shares outstanding (in Shares)	62,443,750	62,443,750
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share)	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized (in Shares)	900,000,000,000	900,000,000,000
Ordinary shares, shares issued (in Shares)	45,633,750	45,633,750
Ordinary shares, shares outstanding (in Shares)	45,633,750	45,633,750
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share)	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized (in Shares)	100,000,000,000	100,000,000,000
Ordinary shares, shares issued (in Shares)	16,810,000	16,810,000
Ordinary shares, shares outstanding (in Shares)	16,810,000	16,810,000